Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue.
Schedule of revenue

	2024	2023	2022
	$’000	$'000	$'000

Lease component	1,075,544	1,736,864	1,534,415
Services component	635,681	388,675	426,884
	1,711,225	2,125,539	1,961,299

Schedule of unsatisfied performance obligation

	2024	2023	2022
	$’000	$'000	$'000

Within one year	626,634	302,046	418,137
1-2 years	572,748	271,463	386,416
2-3 years	567,005	214,028	309,326
3-4 years	513,524	203,051	288,244
4-5 years	496,592	184,186	276,816
After 5 years	1,678,305	704,110	1,149,649
	4,454,808	1,878,884	2,828,588

Schedule of future minimum receipts of lease component

	2024	2023	2022
	$’000	$'000	$'000

Within one year	1,012,165	1,597,832	1,589,439
1-2 years	933,097	1,311,962	1,478,221
2-3 years	861,635	1,236,565	1,194,924
3-4 years	770,930	1,197,965	1,136,303
4-5 years	722,373	1,129,060	1,098,901
After 5 years	2,822,391	3,980,847	4,008,713
	7,122,591	10,454,231	10,506,501